Share capital, stock options and other stock-based plans - Aggregate intrinsic values (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Share-Based Payment Arrangement [Abstract]
Outstanding	$ 2,358
Exercisable	15
Exercised	$ 218